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Russell Shepherd

Lead Director & Associate General Counsel

Tel: 212-314-3944

212-314-3953

July 22, 2014

VIA EDGAR

Alison White, Esquire

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account No. 49 of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 67 to Registration Statement on Form N-4

File Nos.: 333-64749 and 811-07659

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company”) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 67 and Amendment No. 332 (the “Amendment”) to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-64749 and 811-07659). The Registrant is Separate Account No. 49 of AXA Equitable Life Insurance Company.

The Amendment relates to the addition of two (2) Lump Sum Payment Option Riders (“Riders”) the Company will be making available under certain Accumulator® variable annuity contracts. The Riders describe a new lump sum payment option, which will be available under limited circumstances to certain contract holders, as an alternative to receiving periodic cash payments over a contract holder’s lifetime under the Guaranteed minimum income benefit option or taking certain guaranteed withdrawals and keeping any level of guaranteed death benefit under the Guaranteed withdrawal benefit for life option. The new lump sum payment option will be available only in the event the contract holder’s account value falls to zero, either due to a withdrawal that is not an excess withdrawal or due to a deduction of charges.

Immediately following receipt of comments from the Securities and Exchange Commission staff (the “staff”), the Company will be requesting approval under Rule 485(b)(1)(vii) to add the identical disclosure in connection with the Riders (as reviewed and commented on by the staff) to the following registration statements of AXA Equitable:

Separate Account No. 49 of AXA Equitable Life Insurance Company (811-07659)

333-05593

333-31131

333-60730

The availability of the Riders will apply to certain Accumulator® variable annuity contracts on or about September 30, 2014. To that end, we would appreciate your comments to the Amendment by September 5, 2014.

Please contact the undersigned at 212-314-3944 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ Russell Shepherd
Russell Shepherd

Cc:	Christopher E. Palmer, Esq.

Goodwin Procter LLP